SUBSEQUENT EVENTS	3 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021
The Catalyst Group Entertainment Llc [Member]
Statement [Line Items]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, Subsequent Events, the Company has analyzed its operations subsequent to March 31, 2022 to the date these condensed consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these condensed consolidated financial statements.

NOTE 6 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2021 to the date these condensed consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these condensed consolidated financial statements.

Iqi Media Inc [Member]
Statement [Line Items]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, Subsequent Events, the Company has analyzed its operations subsequent to March 31, 2022 to the date these condensed consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these condensed consolidated financial statements.

NOTE 6 – SUBSEQUENT EVENTS

In accordance with FASB ASC 855-10, Subsequent Events, the Company has analyzed its operations subsequent to December 31, 2021 to the date these condensed consolidated financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these condensed consolidated financial statements.

Winvests Group Ltd [Member]
Statement [Line Items]
SUBSEQUENT EVENTS

NOTE 6 – SUBSEQUENT EVENTS

Under SFAS 165 (ASC 855-10), management has evaluated subsequent events through the date that the financial statements were available to be issued and has determined that it does not have any subsequent material events to disclose in these financial statements.